UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

Huntington Asset Services, Inc.     2960 N. Meridian Street, Suite 300     Indianapolis, IN 46208
(Address of principal executive offices)                                                      (Zip code)

Robert W. Silva
Huntington Asset Services, Inc.
2960 N. Meridian Street, Suite 300
Indianapolis, IN 46208
(Name and address of agent for service)

Registrant's telephone number, including area code:  317-917-7000

Date of fiscal year end:  3/31_

Date of reporting period:   6/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 89.73%	Value

	Accident & Health Insurance - 1.01%
59,315	CNO Financial Group, Inc. *	$469,182

	Agriculture Production - Crops - 1.47%
50,327	Dole Food Company, Inc. *	680,421

	Arrangement of Transportation of Freight & Cargo - 0.50%
7,748	Brink's Co./The	231,123

	Bituminous Coal & Lignite Surface Mining - 1.50%
32,704	Cloud Peak Energy, Inc. *	696,595

	Calculating & Accounting Machines (No Electronic Computers) - 0.48%
7,246	Diebold, Inc.	224,698

	Chemicals & Allied Products - 1.24%
16,696	Arch Chemicals, Inc.	575,010

	Computer & Office Equipment - 1.01%
15,943	Lexmark International, Inc. - Class A*	466,492

	Computer Peripheral Equipment - 1.24%
89,223	Brocade Communications Systems, Inc. *	576,381

	Converted Paper & Paperboard Products (No Containers/Boxes) - 2.02%
27,710	Bemis Company, Inc.	936,044

	Crude Petroleum & Natural Gas - 2.02%
70,970	Penn Virginia Corp.	937,514

	Drawing & Insulating Non Ferrous Wire - 1.01%
11,032	General Cable Corp. *	469,743

	Drilling Oil & Gas Wells - 1.77%
140,282	Parker Drilling Co. *	820,650

	Electric Houseware & Fans - 1.51%
20,242	Helen of Troy Ltd. *	698,956

	Electric Lighting & Wiring Equipment- 0.50%
4,273	Thomas & Betts Corp. *	230,101

	Electric Services - 3.96%
22,038	Great Plains Energy, Inc.	456,848
18,126	Portland General Electric Co.	458,225
24,640	Unisource Energy Corp.	919,811
		1,834,884

	Electric Work - 1.01%
15,919	EMCOR Group, Inc. *	466,586

	Electronics Components - 1.00%
57,188	Power-One, Inc. *	463,223

	Fats & Oils - 1.75%
58,871	Omega Protein Corp. *	812,420

	Finance Services - 0.99%
39,530	Fifth Street Finance Corp.	458,548

	Financials - Diversified Investments - 1.48%
27,875	Solar Capital Ltd.	688,234

	Fire, Marine & Casualty Insurance - 1.24%
18,211	HCC Insurance Holdings, Inc.	573,647

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 89.73% - continued	Value

	Greeting Cards - 0.99%
19,150	American Greetings Corp. - Class A	$460,366

	Hospital & Medical Service Plans - 1.48%
14,905	Healthspring, Inc. *	687,269

	Industrial Instruments For Measurement, Display, & Control - 1.02%
17,836	MKS Instruments, Inc.	471,227

	Investment Advice - 1.25%
61,421	Janus Capital Group Inc. *	579,814

	Life Insurance - 2.02%
31,990	Delphi Financial Group, Inc. - Class A	934,428

	Miscellaneous - Fabricated Metal Products - 1.00%
9,361	Crane Co.	462,527

	Miscellaneous - Furniture & Fixtures - 1.74%
14,021	Kinetic Concepts, Inc. *	808,030

	Miscellaneous - Industrial & Commercial Machinery & Equipment - 1.01%
14,515	Curtiss-Wright Corp.	469,850

	Miscellaneous - Manufacturing Industries - 0.48%
6,997	Brady Corp. - Class A	224,324

	National Commercial Banks - 3.74%
27,999	First Financial Bancorp	467,303
57,335	Nara Bancorp, Inc. *	466,134
58,076	TCF Financial Corp.	801,449
		1,734,886

	Natural Gas Distribution - 3.23%
19,731	AGL Resources, Inc.	803,249
15,529	New Jersey Resources Corp.	692,749
		1,495,998

	Oil & Gas Services - 1.03%
14,330	Complete Production Services, Inc. *	478,049

	Periodicals - Publishing or Publishing & Printing - 0.98%
14,627	Meredith Corp.	455,339

	Petroleum Refining - 1.25%
23,536	CVR Energy, Inc. *	579,456

	Pharmaceutical Preparations - 2.00%
72,307	Prestige Brands Holdings, Inc. *	928,422

	Plastics Products - 1.24%
55,726	Myers Industries, Inc.	572,863

	Primary Smelting & Refining Of Nonferrous Metals - 1.80%
62,576	Horsehead Holding Corp. *	833,512

	Radio & TV Broadcasting & Communications Equipment - 1.50%
64,422	SeaChange International, Inc. *	694,469

	Retail - Apparel & Accessory Stores - 1.74%
45,998	Aeropostale, Inc. *	804,965

	Retail - Eating Places - 0.53%
10,501	Frisch's Restaurants, Inc.	245,198

	Retail - Grocery Stores - 1.02%
50,209	SUPERVALU Inc.	472,467

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 89.73% - continued	Value

	Retail - Radio TV & Consumer Electronic Stores - 1.01%
35,151	RadioShack Corp.	$467,860

	Retail - Shoe Stores - 0.50%
15,638	Collective Brands, Inc. *	229,722

	Semiconductors & Related Devices - 0.99%
74,395	Amkor Technology, Inc. *	459,017

	Services - Computer Integrated Systems Design - 0.50%
3,645	CACI International, Inc. - Class A *	229,927

	Services - Computer Processing & Data Preparation - 2.00%
50,059	CSG Systems International, Inc. *	925,090

	Services - Equipment Rental & Leasing - 1.99%
30,126	Rent-A-Center, Inc.	920,651

	Services - Management Consulting Services - 1.99%
24,339	FTI Consulting, Inc. *	923,422

	Services - Management Services - 0.49%
5,144	ManTech International Corp. - Class A	228,496

	State Commercial Banks - 5.50%
8,871	Bank of the Ozarks, Inc.	461,824
34,304	Bryn Mawr Bank Corp.	694,656
50,886	CVB Financial Corp.	470,696
19,289	Home Bancshares, Inc.	455,992
56,003	MainSource Financial Group, Inc.	464,825
		2,547,993

	Surgical & Medical Instruments & Apparatus - 2.00%
15,180	Teleflex, Inc.	926,891

	Surety Insurance - 0.50%
38,792	MGIC Investment Corp. *	230,812

	Telephone & Telegraph Apparatus - 1.73%
21,976	Plantronics, Inc.	802,783

	Tires & Innertubes - 0.99%
23,217	Cooper Tire & Rubber Co.	459,464

	Trucking (No Local) - 1.49%
40,733	Saia, Inc. *	690,424

	Wholesale - Chemicals & Allied Products - 1.48%
14,026	Innophos Holdings, Inc.	684,469

	Wholesale - Computer & Peripheral Equipment & Software - 3.02%
51,286	Ingram Micro, Inc. *	930,328
9,628	Tech Data Corp. *	470,713
		1,401,041

	Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 1.01%
13,595	EnerSys*	467,940

	Wholesale - Medical, Dental & Hospital Equipment & Supplies - 1.00%
13,420	Owens & Minor, Inc.	462,856

	Wholesale - Petroleum & Petroleum Products (No Bulk Stations) - 1.78%
29,937	Macquarie Infrastructure Company LLC	826,261

	TOTAL COMMON STOCKS (Cost $39,794,654)	41,589,030

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2011
(Unaudited)

		Fair
Shares	REAL ESTATE INVESTMENT TRUSTS - 9.71%	Value

17,991	CommonWealth REIT	$464,887
16,258	Hatteras Financial Corp.	458,963
23,558	Hospitality Properties Trust	571,282
66,064	Inland Real Estate Corp.	583,345
70,442	MFA Financial, Inc.	566,354
52,611	One Liberty Properties, Inc.	812,314
38,211	Redwood Trust, Inc.	577,750
36,413	Whitestone REIT	463,173

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,536,184)	4,498,068

	MONEY MARKET SECURITIES - 5.85%
1,356,000	AIM STIT-Liquid Assets Portfolio - Class P, 0.06% (a)	1,356,000
1,356,000	AIM STIT-STIC Prime Portfolio - Class I, 0.02% (a)	1,356,000

	TOTAL MONEY MARKET SECURITIES (Cost $2,712,000)	2,712,000

	TOTAL INVESTMENTS (Cost $47,042,838) - 105.29%	$48,799,098

	Liabilities in excess of other assets - (5.29%)	(2,450,109)

	TOTAL NET ASSETS - 100.00%	$46,348,989

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at June 30, 2011.

Tax Related
Unrealized appreciation		$2,380,796
Unrealized depreciation		(664,227)
Net unrealized appreciation		$1,716,569

Aggregate cost of securities for income tax purposes		$47,082,529

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
June 30, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.33%	Value

	Accident & Health Insurance - 1.50%
5,970	Unum Group	$152,116

	Apparel & Other Finished Products of Fabrics & Similar Materials - 0.93%
3,060	Carter's, Inc. *	94,126

	Auto Controls For Regulating Residential & Commercial Environment - 1.49%
3,310	Ingersoll-Rand PLC	150,307

	Beverages - 1.36%
3,290	Dr Pepper Snapple Group, Inc.	137,950

	Bituminous Coal & Lignite Surface Mining - 1.24%
2,755	Alpha Natural Resources, Inc. *	125,187

	Books: Publishing or Publishing and Printing - 2.47%
5,970	McGraw-Hill Companies, Inc.	250,203

	Cable & Other Pay Television Services - 1.25%
4,135	DISH Network Corp. - Class A *	126,820

	Canned Fruits, Vegetable & Preserves, Jams & Jellies - 1.61%
2,135	JM Smucker Co./The	163,199

	Chemicals & Allied Products - 1.85%
2,175	FMC Corp.	187,093

	Construction, Mining & Materials Handling Machinery & Equipment - 2.25%
3,355	Dover Corp.	227,469

	Crude Petroleum & Natural Gas - 5.55%
7,520	Forest Oil Corp. *	200,859
2,005	Newfield Exploration Company *	136,380
2,495	Noble Energy, Inc.	223,627
		560,866

	Cutlery, Handtools, & General Hardware - 2.82%
2,360	Snap-On, Inc.	147,453
1,915	Stanley Black & Decker, Inc.	137,976
		285,429

	Drawing & Insulating Nonferrous Wire - 1.31%
3,115	General Cable Corp. *	132,637

	Electric Services - 1.58%
6,320	Portland General Electric Co.	159,770

	Electronic Connectors - 2.25%
8,810	Molex Inc.	227,034

	Fire, Marine & Casualty Insurance - 2.40%
3,916	Allstate Corp., The	119,555
3,785	W.R. Berkley Corp.	122,785
		242,340

	Food & Kindred Products - 1.49%
6,840	Flowers Foods, Inc.	150,754

	Gas & Other Services Combined - 1.32%
2,525	Sempra Energy	133,522

	Glass Containers - 1.48%
5,815	Owens-Illinois, Inc. *	150,085

	Grain Mill Products - 2.34%
4,280	Corn Products International, Inc.	236,598

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.33% - continued	Value

	Investment Advice - 2.05%
8,855	Invesco Ltd.	$207,207

	Life Insurance - 4.42%
6,720	Delphi Financial Group, Inc.	196,291
3,905	Torchmark Corp.	250,467
		446,758

	Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.39%
1,290	VF Corp.	140,042

	Miscellaneous Fabricated Metal Products - 1.42%
1,595	Parker Hannifin Corp.	143,135

	National Commercial Banks - 4.19%
4,585	Comerica, Inc.	158,503
7,165	FirstMerit Corp.	118,294
17,605	KeyCorp	146,650
		423,447

	Natural Gas Distribution - 4.73%
5,280	AGL Resources, Inc.	214,949
7,930	Atmos Energy Corp.	263,672
		478,621

	Natural Gas Transmission - 1.47%
4,900	Williams Comp. Inc.	148,225

	Oil & Gas Field Machinery & Equipment - 2.30%
3,206	Baker Hughes, Inc.	232,627

	Petroleum Refining - 1.17%
1,799	Murphy Oil Corp.	118,122

	Paperboard Containers & Boxes - 1.64%
4,670	Sonoco Products Co.	165,972

	Railroad, Line-Haul Operating - 1.38%
5,340	CSX Corp.	140,015

	Refuse Systems - 1.40%
4,575	Republic Services, Inc.	141,139

	Retail - Apparel & Accessory Stores - 1.07%
6,160	Aeropostale, Inc. *	107,800

	Retail - Auto & Home Supply Store - 1.15%
1,990	Advance Auto Parts, Inc.	116,395

	Retail - Eating Places - 2.10%
4,260	Darden Restaurants, Inc.	211,978

	Retail - Family Clothing Stores - 1.78%
3,825	Nordstrom, Inc.	179,545

	Semiconductors & Related Devices - 1.60%
4,895	Linear Technology Corp.	161,633

	Services - Commercial Physical & Biological Research - 1.52%
5,715	Pharmaceutical Product Development, Inc.	153,391

	Services - Management Consultant Services - 1.69%
2,600	Towers Watson & Co. - Class A	170,846

	Services - Prepackaged Software - 2.15%
8,455	Synopsys, Inc. *	217,378

	State Commercial Banks - 2.47%
2,785	Commerce Bancshares, Inc.	119,755
2,831	Northern Trust Corp.	130,113
		249,868

See accompanying notes which are an integral part of these financial statements.

DEAN FUNDS
DEAN MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS - continued
June 30, 2011
(Unaudited)

		Fair
Shares	COMMON STOCKS - 94.33% - continued	Value

	Surgical & Medical Instruments & Apparatus - 3.89%
2,135	C.R. Bard, Inc.	$234,551
2,600	Teleflex, Inc.	158,756
		393,307

	Wholesale - Chemicals & Allied Products - 1.76%
2,760	Ashland, Inc.	178,351

	Wholesale - Electronic Parts & Equipment - 2.39%
5,815	Arrow Electronics, Inc. *	241,323

	Wholesale - Medical, Dental & Hospital Equipment & Supplies - 1.47%
4,510	Patterson Companies, Inc.	148,334

	Wholesale - Misc. Durable Goods - 1.68%
2,955	Schnitzer Steel Industries, Inc.	170,208

	X-Ray Apparatus & Tubes & Related Irridation Apparatus - 1.56%
7,805	Hologic, Inc. *	157,427

	TOTAL COMMON STOCKS (Cost $9,463,159)	9,536,599

	REAL ESTATE INVESTMENT TRUSTS - 4.98%
8,010	BioMed Realty Trust, Inc.	154,113
2,990	Digital Realty Trust, Inc.	184,722
3,140	Health Care REIT, Inc.	164,630

	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $491,333)	503,465

	MONEY MARKET SECURITIES - 0.64%
65,008	AIM STIT-STIC Prime Portfolio - Class I, 0.02% (a)	65,008

	TOTAL MONEY MARKET SECURITIES (Cost $65,008)	65,008

	TOTAL INVESTMENTS (Cost $10,019,500) - 99.95%	$10,105,072

	Other assets less liabilities - 0.05%	5,019

	TOTAL NET ASSETS - 100.00%	$10,110,091

* Non-income producing securities.
(a) Variable rate security; the money market rate shown represents the rate at June 30, 2011.

Tax Related
Unrealized appreciation		$450,225
Unrealized depreciation		(364,653)
Net unrealized appreciation		$85,572

Aggregate cost of securities for income tax purposes		$10,019,500

See accompanying notes which are an integral part of these financial statements.

Dean Funds
Related Notes to the Schedule of Investments
June 30, 2011
(Unaudited)

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.  The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment Accounting principles generally accepted in the United States of America (“GAAP”) establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•
Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an  inactive  market,  quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks and real estate investment trusts, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities.  Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price.  Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price.  When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Dean Funds
Related Notes to the Schedule of Investments - continued
June 30, 2011
(Unaudited)

Fixed income securities, such as convertible corporate bonds, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Adviser or Sub-Adviser believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Adviser or Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser or Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Trust’s good faith pricing guidelines, the Adviser or Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser or Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser or Sub-Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at June 30, 2011 in valuing the Small Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$41,589,030	$-	$-	$41,589,030
Real Estate Investment Trusts	4,498,068		-	4,498,068
Money Market Securities	2,712,000	-	-	2,712,000
Total	$48,799,098	$-	$-	$48,799,098
*Refer to the Schedule of Investments for industry classifications.

Dean Funds
Related Notes to the Schedule of Investments - continued
June 30, 2011
(Unaudited)

The following is a summary of the inputs used at June 30, 2011 in valuing the Mid Cap Fund’s investments:

	Valuation Inputs
Assets	Level 1 - Quoted Prices in Active Markets	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks*	$9,536,599	$-	$-	$9,536,599

Real Estate Investment Trusts	503,465	-	-	503,465

Money Market Securities	65,008	-	-	65,008

Total	$10,105,072	$-	$-	$10,105,072
*Refer to the Schedule of Investments for industry classifications.

The Funds had no transfers between Level 1 and Level 2 at anytime during the reporting period.

The Funds did not hold any investments at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period.

Item 2. Controls and Procedures.

(a)           Based on an evaluation of the registrant’s disclosure controls and procedures as of August 29, 2011, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)           There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant_____Unified Series Trust_______________

By
_____/s/ Brian L. Blomquist_______
                Brian L. Blomquist, President

Date            8/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
_____ /s/ Brian L. Blomquist                        ___
                Brian L. Blomquist, President

Date              8/29/2011_______

By
_____ /s/ Robert W. Silva                      ________
Robert W. Silva, Treasurer

Date           8/29/2011_________